FIRST AMERICAN INVESTMENT FUNDS, INC.

                         Supplement Dated March 7, 2003
          To Statement of Additional Information Dated January 31, 2003

  THIS INFORMATION SUPPLEMENTS THE STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                          DATED JANUARY 31, 2003. THIS
                SUPPLEMENT AND EACH SAI CONSTITUTE A CURRENT SAI.

ADVISORY FEES
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Please replace the schedule on page 43 of the Statement of Additional
Information with the information in the schedule below:

NAME OF FUND                                                  GROSS ADVISORY FEE

Balanced Fund(1)                                                      .65%
Equity Income Fund(1)                                                 .65%
Large Cap Growth Opportunities Fund(1)                                .65%
Large Cap Select Fund(1)                                              .65%
Large Cap Value Fund(1)                                               .65%
Mid Cap Growth Opportunities Fund                                     .70%
Mid Cap Value Fund                                                    .70%
Small Cap Growth Opportunities Fund                                  1.40%
Small Cap Select Fund                                                 .70%
Small Cap Value Fund                                                  .70%
Equity Index Fund                                                     .25%
Mid Cap Index Fund                                                    .25%
Small Cap Index Fund                                                  .40%
Real Estate Securities Fund                                           .70%
Technology Fund                                                       .70%
International Fund(2)                                                1.10%
Corporate Bond Fund                                                   .70%
Core Bond Fund                                                        .50%
High Yield Bond Fund                                                  .70%
Intermediate Government Bond Fund                                     .50%
Intermediate Term Income Fund                                         .50%
Short Term Bond Fund                                                  .50%
U.S. Government Mortgage Fund                                         .50%
Arizona Tax Free Fund                                                 .50%
California Tax Free Fund                                              .50%
California Intermediate Tax Free Fund                                 .50%
Colorado Tax Free Fund                                                .50%
Colorado Intermediate Tax Free Fund                                   .50%
Intermediate Tax Free Fund                                            .50%
Minnesota Intermediate Tax Free Fund                                  .50%
Minnesota Tax Free Fund                                               .50%
Missouri Tax Free Fund                                                .50%
Nebraska Tax Free Fund                                                .50%
Oregon Intermediate Tax Free Fund                                     .50%
Ohio Tax Free Fund                                                    .50%
Short Tax Free Fund                                                   .50%
Tax Free Fund                                                         .50%

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(1) The Adviser has agreed to a breakpoint schedule with each of Large Cap
Growth Opportunities Fund, Large Cap Select Fund, Large Cap Value Fund, Balanced Fund and Equity Income Fund. The advisory fee paid separately by each of these funds will be based on an annual rate of 0.65% for the first $3 billion of each fund's average daily net assets; 0.625% for average daily net assets in excess of $3 billion up to $5 billion; and 0.60% for average daily net assets in excess of $5 billion.

(2) The Adviser has agreed to a breakpoint schedule with International Fund. The advisory fee paid by this fund will be based on an annual rate of 1.10% for the first $1.5 billion of the fund's average daily net assets; 1.05% for average daily net assets in excess of $1.5 billion up to $2.5 billion; and 1.00% for average daily net assets in excess of $2.5 billion.